Risks and Financial Instruments - summary of variation of derivative instruments hedging object (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Scenario I [member]
Disclosure of Variation For Derivative Instruments Of Hedging Object [Line Items]
NDF of Commodities	R$ 100,542
Gross margin from Ipiranga	(100,542)
NDF Commodities	0
Scenario II [member]
Disclosure of Variation For Derivative Instruments Of Hedging Object [Line Items]
NDF of Commodities	1,490,893
Gross margin from Ipiranga	(1,490,893)
NDF Commodities	0
Scenario III [member]
Disclosure of Variation For Derivative Instruments Of Hedging Object [Line Items]
NDF of Commodities	2,881,245
Gross margin from Ipiranga	(2,881,245)
NDF Commodities	R$ 0